AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 22, 2013

REGISTRATION NO. 333-65151

& 811-6298

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	[_]

POST-EFFECTIVE AMENDMENT NO. 26	[_]

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 40	[_]

TFLIC SEPARATE ACCOUNT B

(Exact Name of Registrant)

Transamerica Financial Life Insurance Company

(Name of Depositor)

440 Mamaroneck Ave.

Harrison, NY 10528

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (319)355-8330

Darin D. Smith

Transamerica Financial Life Insurance Company

4333 Edgewood Rd. N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_]	Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]	On April 26, 2013 pursuant to paragraph (b)(1)(v) of Rule 485.

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

On              pursuant to paragraph (a)(1) of Rule 485.

[_]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[_]	On pursuant to paragraph (a)(2) of Rule 485.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 25, 2013. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 25 to Form N-4, File No. 333-65151) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of March, 2013.

TFLIC SEPARATE ACCOUNT B

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY

Depositor

*
Peter G. Kunkel
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Controller	, 2013
Eric J. Martin

*	Director and Vice President	, 2013
Elizabeth Belanger

*	Director	, 2013
Steven E. Frushtick

*	Treasurer and	, 2013
Karen R. Wright	Vice President

*	Vice President and	, 2013
John T. Mallett	Director

*	Director	, 2013
William Brown Jr.

*	Director	, 2013
Peter P. Post

*	Director, Vice President,	, 2013
Marc Cahn	Assistant Secretary, Division
General Counsel

/s/ Darin D. Smith	Vice President, Assistant	March 21, 2013
Darin D. Smith	Secretary, Managing Assistant
General Counsel

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

VANGUARD NY